UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6622

        Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Municipal Bonds – 99.8%
	Arizona – 0.7%
$ 2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/37	No Opt. Call	AA	$1,874,820

	Arkansas – 1.7%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,049,180
	5.000%, 10/01/19 – FSA Insured
1,205	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks	11/11 at 101.00	Baa3	1,199,867
	Regional Medical Center, Series 2001A, 5.250%, 11/01/21
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,047,760
	12/01/32 – FGIC Insured

4,205	Total Arkansas			4,296,807

	California – 6.6%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	849,130
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	Aa3	3,687,791
	6.000%, 5/01/14
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	12/08 at 101.00	A	510,950
	Projects, Series 1998A, 5.250%, 12/01/16
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	2,169,180
	California Projects, Series 1993A, 5.500%, 6/01/14
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	1/08 at 101.00	AAA	60,686
130	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 (Pre-refunded 4/01/08) –	4/08 at 101.00	Aaa	131,955
	AMBAC Insured
2,500	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A+	2,527,400
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	844,100
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,701,632
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	442,078
	Series 2003, 0.000%, 8/01/28 – FSA Insured
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,575,928
	Bonds, Series 2005A-1, 5.500%, 6/01/45

16,660	Total California			16,500,830

	Colorado – 9.3%
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,820,462
	2002A, 5.500%, 3/01/22 (ETM)
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,412,801
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
2,825	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,147,530
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	AAA	5,229,200
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	AAA	1,666,058
	11/15/16 – FGIC Insured
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	Aaa	3,264,450
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – XLCA Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	AAA	1,877,920
	Hotel, Series 2006, 4.750%, 12/01/35 – XLCA Insured
5,100	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/24 –	No Opt. Call	AAA	2,261,238
	MBIA Insured
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	1,437,750
	(Pre-refunded 9/01/10) – MBIA Insured
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	269,875
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – FSA Insured
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	Baa1 (4)	1,191,421
	(Pre-refunded 11/15/11)

28,830	Total Colorado			23,578,705

	District of Columbia – 0.4%
500	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	2/08 at 101.00	AAA	506,025
	1996A, 5.750%, 8/15/16 – MBIA Insured (ETM)
500	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	512,435
	Revenue Bonds, Series 1998, 5.000%, 10/01/21 (Pre-refunded 10/01/08) – AMBAC Insured

1,000	Total District of Columbia			1,018,460

	Florida – 2.3%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	965,450
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	1,588,500
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	2,552,700
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	Aaa	650,013
	2001, 5.125%, 7/01/29 – FGIC Insured

5,625	Total Florida			5,756,663

	Hawaii – 0.4%
1,100	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AAA	1,127,643
	5/01/17 – AMBAC Insured

	Illinois – 13.1%
630	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/08 at 100.00	AA	631,140
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AAA	606,980
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,685,246
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
250	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of	8/08 at 100.00	Baa2 (4)	253,085
	Chicago, Series 1998, 5.200%, 8/01/11 (Pre-refunded 8/01/08)
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	671,250
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
705	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, Residual 73TP,	7/17 at 100.00	AA	727,440
	7.588%, 7/01/46 (IF)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	AA	2,074,439
	9/01/31 – RAAI Insured
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	2,388,744
	6.250%, 7/01/22
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa2 (4)	1,152,936
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	AAA	988,420
	FGIC Insured
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,962,884
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/08 at 100.00	A1	45,086
	Project, Series 1992A, 6.500%, 6/15/22
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,350,070
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – MBIA Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	AA	5,019,170
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	AA	664,821
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	AA	671,954
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AAA	1,153,526
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21	12/11 at 100.00	AA (4)	1,068,860
	(Pre-refunded 12/15/11) – RAAI Insured

33,020	Total Illinois			33,116,051

	Indiana – 3.4%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,092,780
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB–	921,780
	Indiana, Series 2007, 5.500%, 3/01/37
935	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2,	7/11 at 100.00	Aaa	949,764
	5.250%, 7/01/23 (Alternative Minimum Tax)
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%,	1/12 at 100.00	AAA	4,610,914
	1/01/21 – AMBAC Insured
355	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/08 at 101.00	AAA	342,177
	1998A, 4.625%, 8/15/28 – MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AAA	788,325
	Series 2005, 5.000%, 7/15/22 – MBIA Insured

8,420	Total Indiana			8,705,740

	Iowa – 2.6%
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	893,270
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	926,720
	5.600%, 6/01/34
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
1,000	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	1,063,810
3,500	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,783,955

6,500	Total Iowa			6,667,755

	Kansas – 0.7%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006,	7/16 at 100.00	A3	743,397
	4.875%, 7/01/36
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	915,600
	4.500%, 10/01/26

1,795	Total Kansas			1,658,997

	Louisiana – 2.2%
2,125	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	2,212,146
	2004, 5.250%, 7/01/24 – MBIA Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	AAA	3,233,070
	7/01/27 (Pre-refunded 7/01/12) – AMBAC Insured

5,125	Total Louisiana			5,445,216

	Massachusetts – 3.2%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	3,113,400
	System, Series 2001E, 6.250%, 10/01/31
2,565	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/08 at 101.00	AAA	2,575,542
	1997A, 5.000%, 1/01/37 – MBIA Insured
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 –	No Opt. Call	Aaa	1,394,752
	MBIA Insured (ETM)
820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 –	No Opt. Call	AAA	894,112
	MBIA Insured

7,655	Total Massachusetts			7,977,806

	Michigan – 2.2%
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – XLCA Insured	4/13 at 100.00	AAA	577,602
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,976,618
	Credit Group, Series 2002C, 5.375%, 12/01/30
2,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, Unlimited	5/09 at 100.00	AA–	2,028,680
	Tax General Obligation School Building and Site Bonds, Series 1999, 4.750%, 5/01/18

5,445	Total Michigan			5,582,900

	Minnesota – 0.6%
1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,393,140
	7/01/38 (Alternative Minimum Tax)

	Nevada – 7.2%
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	1,604,400
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	AAA	2,152,712
13,250	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	13,338,510
1,100	Nevada, General Obligation Refunding Bonds, Municipal Bond Bank Projects 65 and R-6, Series	5/08 at 100.00	AAA	1,105,236
	1998, 5.000%, 5/15/22 – MBIA Insured

20,445	Total Nevada			18,200,858

	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,424,000
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,133,430
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,150,047

4,510	Total New Jersey			4,707,477

	New Mexico – 2.9%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	AAA	975,760
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – FSA Insured	7/14 at 100.00	AAA	559,340
660	4.625%, 7/01/25 – FSA Insured	7/14 at 100.00	AAA	665,161
2,000	4.750%, 7/01/27 – FSA Insured	7/14 at 100.00	AAA	2,036,380
3,000	4.750%, 1/01/28 – FSA Insured	7/14 at 100.00	AAA	3,044,400

7,215	Total New Mexico			7,281,041

	New York – 4.5%
2,045	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	2,148,334
	Group, Series 2000A, 6.500%, 7/01/17
655	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1 (4)	714,657
	Group, Series 2000A, 6.500%, 7/01/17 (Pre-refunded 7/01/10)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,070,580
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/36 – FSA Insured
1,700	New York Dorm Authority, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health,	8/16 at 100.00	AAA	1,625,370
	Series 2006, 4.700%, 2/15/35 (UB)
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	3,166,290
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
1,680	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	1,742,328
	7.250%, 1/01/10

11,080	Total New York			11,467,559

	North Carolina – 0.6%
1,155	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	1,157,275
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
345	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	Aa3 (4)	366,438
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)

1,500	Total North Carolina			1,523,713

	Ohio – 0.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
55	5.125%, 6/01/24	6/17 at 100.00	BBB	52,075
530	5.875%, 6/01/30	6/17 at 100.00	BBB	517,715
525	5.750%, 6/01/34	6/17 at 100.00	BBB	501,338
1,180	5.875%, 6/01/47	6/17 at 100.00	BBB	1,132,847

2,290	Total Ohio			2,203,975

	Oklahoma – 1.6%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	954,960
	5.375%, 9/01/36
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	2,973,120
	5.000%, 2/15/42 (UB)

4,000	Total Oklahoma			3,928,080

	Pennsylvania – 2.6%
1,020	Carlisle Area School District, Cumberland County, Pennsylvania, General Obligation Bonds,	9/09 at 100.00	Aaa	1,052,966
	Series 2004A, 5.000%, 9/01/20 (Pre-refunded 9/01/09) – FGIC Insured
545	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	2/09 at 101.00	AAA	560,979
	System Project, Series 1999, 5.125%, 8/15/17 – MBIA Insured
455	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	2/09 at 101.00	AAA	469,847
	System Project, Series 1999, 5.125%, 8/15/17 (Pre-refunded 2/15/09) – MBIA Insured
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	AAA	1,062,970
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative
	Minimum Tax)
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	3,529,370
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured

6,270	Total Pennsylvania			6,676,132

	Puerto Rico – 1.2%
3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA	3,126,870
	5.000%, 12/01/20

	Rhode Island – 2.0%
5,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,161,361
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.7%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	727,930
	GROWTH, Series 2004, 5.250%, 12/01/20
620	Florence, South Carolina, Water and Sewerage Revenue Bonds, Series 2000, 5.750%, 3/01/20 –	3/10 at 101.00	AAA	655,315
	AMBAC Insured
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	4,494,960
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,832,000
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
2,435	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	2,569,120
	Series 2004A, 5.250%, 2/15/21 – MBIA Insured
170	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	1/08 at 101.00	AAA	170,080
	1998A, 4.750%, 1/01/25 – MBIA Insured
475	The College of Charleston, Charleston South Carolina, Academic and Administrative Revenue	4/14 at 100.00	Aaa	491,169
	Bonds, Series 2004B, 5.125%, 4/01/30 – XLCA Insured

10,900	Total South Carolina			11,940,574

	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,013,380
	Hospitals, Series 2004A, 5.250%, 11/01/34

	Texas – 12.0%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	A–	4,116,080
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	1,503,945
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,067,450
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	AAA	2,793,975
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – MBIA Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	3,024,870
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
6,610	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 53.78	AAA	1,038,894
	0.000%, 11/15/41 – MBIA Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 –	7/12 at 100.00	AAA	2,097,800
	FSA Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,336,156
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	1,295,840
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
220	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series	2/08 at 100.00	AAA	220,477
	1998, 5.000%, 2/15/14
780	Killeen Independent School District, Bell County, Texas, General Obligation Bonds, Series	2/08 at 100.00	AAA	781,888
	1998, 5.000%, 2/15/14 (Pre-refunded 2/15/08)
90	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	93,529
	2004, 5.000%, 8/15/23
910	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	N/R (4)	967,658
	2004, 5.000%, 8/15/23 (Pre-refunded 8/15/11)
4,750	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	AA	4,974,533
	Series 2002A, 5.500%, 10/01/17 – RAAI Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – MBIA Insured	5/15 at 100.00	AAA	1,002,720
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A,	7/10 at 100.00	AAA	528,710
	5.625%, 7/15/13
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aa1	1,563,525
	8/01/42 (Alternative Minimum Tax)

34,945	Total Texas			30,408,050

	Utah – 0.6%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aaa	1,522,162
	5.000%, 7/01/21 – AMBAC Insured

	Vermont – 2.6%
2,895	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	2/09 at 100.00	AAA	2,945,373
	FSA Insured
3,600	Vermont Industrial Development Authority, Revenue Refunding Bonds, Stanley Works Inc., Series	3/08 at 100.00	A	3,608,424
	1992, 6.750%, 9/01/10

6,495	Total Vermont			6,553,797

	Virginia – 0.3%
510	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	10/08 at 101.00	AAA	511,906
	Series 1998B, 5.000%, 10/01/28 – MBIA Insured (Alternative Minimum Tax)
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – MBIA Insured	5/08 at 100.00	AAA	250,533

760	Total Virginia			762,439

	Washington – 2.8%
6,715	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	6,960,299
	System, Series 2001A, 5.125%, 10/01/17 – MBIA Insured

	Wisconsin – 1.6%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,016,100
	Services Inc., Series 2003A, 5.500%, 8/15/18
2,895	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	2,983,036
	2002G, 4.850%, 9/01/17

3,895	Total Wisconsin			3,999,136

$ 260,480	Total Municipal Bonds (cost $244,237,122)			252,138,436

Shares	Description (1)			Value

	Common Stocks – 0.0%
	Airlines – 0.0%
757	UAL Corporation, (5) (6)			$ 26,995

	Total Common Stocks (cost $0)			26,995

	Total Investments (cost $244,237,122) – 99.8%			252,165,431

	Floating Rate Obligations – (1.2)%			(3,130,000)

	Other Assets Less Liabilities – 1.4%			3,639,978

	Net Assets – 100%			$252,675,409

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
Shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31,
2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC.
Subsequent to December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Non-income producing.
(6)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”)
filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006, May 30, 2007 and November 14, 2007,
the Fund received additional distributions of 1,825, 592 and 165 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated 1,825 shares of such
UAL common stock holdings on November 15, 2006. The remaining 757 shares of UAL common stock were still held by the Fund at December 31, 2007.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $240,987,000.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 9,452,691
Depreciation	(1,404,150)

Net unrealized appreciation (depreciation) of investments	$ 8,048,541

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.